Subsidiary (Tables)	12 Months Ended
Dec. 31, 2018
Subsidiary [Abstract]
Summary of acquisition date fair value of each major class of consideration

USD thousands
Cash	2,000
Equity instruments issued (564,625 Ordinary Shares) (1)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	3,699

(1)	The fair value of the Ordinary Shares issued was based on the listed share price of the Group on January 11, 2017 of approximately USD 3.19 per share.

Schedule of recognized amounts of assets acquired and liabilities assumed at the date of acquisition

USD thousands
Current assets	21
Fixed assets, net	3
Intangible assets (2)	6,172
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	5,715

(2)	In-process research and development

Schedule of condensed information regarding TyrNovo

				Amounts provided by the Company to the subsidiary
	Incorporated and operates in	Group’s ownership equity	Company’s direct ownership of equity	Loans	Total investment in subsidiary
				USD thousands

TyrNovo Ltd.	Israel	97.6%	97.6%	(2,366)	2,055